CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 16,130,374	$ 8,614,244
Trade accounts receivable	10,742,412	35,640,758
Cost and estimated earnings in excess of billings on uncompleted contracts	2,312,947	6,263,943
Prepaid expenses and other	1,808,411	1,824,779
Prepaid federal and state income tax	3,909,198
Total current assets	34,903,342	52,343,724
PROPERTY AND EQUIPMENT - at cost
Machinery and equipment	185,405,886	190,943,331
Automobiles and trucks	14,272,341	15,265,627
Furniture and fixtures	486,700	488,779
Leasehold improvements	14,994	14,994
Total property and equipment, gross	200,179,921	206,712,731
Less accumulated depreciation and amortization	(137,072,725)	(117,326,964)
Total property and equipment, net	63,107,196	89,385,767
Goodwill	201,530	201,530
Other assets	89,470	96,817
Total noncurrent assets	291,000	298,347
Total assets	98,301,538	142,027,838
CURRENT LIABILITIES
Trade accounts payable	4,097,819	13,680,538
Accrued liabilities	2,585,993	5,544,071
Billings in excess of costs and estimated earnings on uncompleted contracts	653,220	3,757,349
Federal and state income tax payable		4,569,891
Current maturities of notes payable	8,434,879	10,615,279
Current portion of capital lease obligations	1,423,268	1,960,503
Total current liabilities	17,195,179	40,127,631
NOTES PAYABLE, less current maturities	6,483,112	14,412,598
CAPITAL LEASE OBLIGATIONS, less current portion	901,707	1,884,937
LONG-TERM DEFERRED TAX LIABILITY	4,590,739	7,617,111
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, $1.00 par value; 4,000,000 shares authorized; issued - none
Common stock, $0.01 par value; 35,000,000 and 25,000,000 shares authorized; 22,090,127 and 20,732,500 shares issued and outstanding in each period, respectively	220,901	207,325
Additional paid-in capital	31,508,662	29,573,986
Retained earnings	41,757,515	48,073,556
Treasury stock, at cost; 145,335 and 80,076 shares in each period, respectively	(1,251,099)	(691,009)
Accumulated other comprehensive income (loss) - foreign currency translation adjustments	(3,105,178)	821,703
Total shareholders' equity	69,130,801	77,985,561
Total liabilities and shareholders' equity	$ 98,301,538	$ 142,027,838